Organization, Consolidation and Presentation Of Financial Statements - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Net assets of VIEs	$ 1,300.0	¥ 9.0
Creditors of the VIEs'third-party liabilities with no recourse to the general credit of the primary beneficiaries	No
Exchange rate used for conversion of financial statements from RMB to US dollar	6.8755	6.8755
Beijing Perusal
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	$ 465.0	¥ 3.2
Equity pledge agreement expiration period	2 years
Other Vie
Variable Interest Entity [Line Items]
Equity pledge agreement expiration period	2 years
Baidu Netcom
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	$ 934.0	¥ 6.4
Equity pledge agreement expiration period	2 years